Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Gains (losses) on changes in fair value of financial assets at fair value through profit or loss	$ 284	$ 472	$ 3,732